UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-05796

FFTW Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

200 Park Avenue, 46th Floor, New York, NY	10166
(Address of Chief executive offices)	(Zip code)

Philippe Lespinard
President and Chief Executive Officer
200 Park Avenue, 46th Floor, New York, NY 10166
(Name and Address of Agent for Service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
30 Rockefeller Plaza
New York, New York 10112-2200

Registrant’s Telephone Number, Including Area Code:	212-681-3000

Date of Fiscal Year End:	12/31/2007

Date of Reporting Period:	9/30/2007

Item 1. Schedule of Investments. – The Schedule of Investments as of September 30, 2007 is filed herewith.

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments
September 30, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Asset-Backed Securities (ABS) -- 27.7%
Home Equity Loans -- 19.3%
Ace Securities Corp., Ser. 2006-OP1, Class A2A (FRN)	5.191%	4/25/2036	$754,220	$752,259
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1,
Class 2M1 (FRN)	6.106	9/25/2032	826,118	746,022
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-5,
Class 2M1 (FRN)	5.731	5/25/2033	843,382	791,881
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	6.233	1/15/2028	403,047	387,983
Countrywide Asset-Backed Certificates, Ser. 2005-11, Class AF1 (FRN)	5.311	2/25/2036	459,919	459,500
Merrill Lynch Mortgage Investors, Inc., Ser. 2005-FM1, Class A1B (FRN)	5.451	5/25/2036	438,748	415,779
Residential Asset Mortgage Products, Inc., Ser. 2005-EFC7,
Class AI1 (FRN)	5.231	12/25/2035	131,115	131,080
				3,684,504
Other ABS -- 8.4%
Aerco Limited, Ser. 2002-2A, Class A4, 144A (FRN) + †	6.273	7/15/2025	1,699,200	1,614,240

Total Asset-Backed Securities (Cost - $5,525,974)				5,298,744

Collateralized Mortgage Obligations (CMO) -- 82.7%
CMO Floater - FHLMC -- 4.1%
FHLMC, Ser. 2071, Class F (FRN)	6.253	7/15/2028	776,320	780,283

CMO Floater - FNMA -- 37.6%
FNMA, Ser. 2001-46, Class F (FRN)	6.014	9/18/2031	1,074,472	1,078,210
FNMA, Ser. 2002-7, Class FC (FRN)	5.881	1/25/2032	1,654,949	1,678,598
FNMA, Ser. 2003-38, Class FA (FRN)	5.501	3/25/2023	2,334,730	2,337,672
FNMA, Ser. 2004-60, Class FA (FRN)	5.531	8/25/2024	2,096,232	2,101,052
				7,195,532
CMO Floater - GNMA -- 15.0%
GNMA, Ser. 2002-87, Class FV (FRN) #	5.946	5/20/2014	2,854,872	2,860,350

CMO Floater - Other -- 26.0%
Bank of America Funding Corporation, Ser. 2005-F, Class 1A1 (FRN)	5.806	9/20/2035	1,527,102	1,505,650
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2, Class 3A1 (FRN)	5.631	10/25/2032	1,181,740	1,165,563
Residential Asset Securitization Trust, Ser. 2006-A1, Class 1A6 (FRN)	5.631	4/25/2036	1,916,619	1,857,116
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)	6.063	7/25/2044	446,684	441,051
				4,969,380

Total Collateralized Mortgage Obligations (Cost - $15,958,979)				15,805,545

Short-Term Securities -- 7.4%
Societe Generale Time Deposit	4.620	10/1/2007	500,000	500,000
State Street Bank Time Deposit	4.750	10/1/2007	914,000	914,000
Total Short-Term Securities (Cost - $1,414,000)				1,414,000

Total Investments (Cost - $22,898,953) -- 117.8%				22,518,289
Liabilities, Net of Other Assets -- (17.8%)				(3,399,040)
Net Assets -- 100.0%				$19,119,249

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2007 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$-	$(380,664)	$(380,664)	$22,898,953

Reverse Repurchase Agreement – (14.4%)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Lehman Brothers, dated 9/28/2007, to be repurchased on demand at face value,
plus accrued interest (Proceeds - $2,756,617)	5.35%	10/1/2007	$(2,756,617)	$(2,762,060)

Credit Default Swap Contract -- (3.1%)

Notional	Expiration			Unrealized
Amount	Date	Pay	Receive	Depreciation
$1,000,000	5/25/2046	1.33%	ABX 06-02 BBB Index	$(592,754)

Summary of Abbreviations
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
GNMA	Ginnie Mae
____________________

°	See securities valuation policy in Note 2 to the Financial Statements.
+	Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities were valued at $1,614,240 or 8.4% of net assets.
†	Illiquid security, which represent 8.4% of net assets.
#	Security, or portion thereof, is held as collateral for open reverse repurchase agreement.

FFTW Funds, Inc.

Limited Duration Portfolio – Schedule of Investments
September 30, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Asset-Backed Securities (ABS) -- 49.2%
Auto Loans -- 6.5%
Capital Auto Receivables Asset Trust, Ser. 2006-SN1A,
Class A2B, 144A (FRN) + †	5.803%	1/20/2009	$ 1,806,431	$1,806,109
Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4	2.940	6/15/2010	829,494	828,742
Navistar Financial Dealer Note Master Trust, Ser. 1998-1, Class A (FRN)	5.291	7/25/2011	2,000,000	1,994,032
Superior Wholesale Inventory Financing Trust, Ser. 2005-A12, Class A (FRN)	5.933	6/15/2010	2,500,000	2,491,758
				7,120,641
Credit Cards -- 20.5%
Advanta Business Card Master Trust, Ser. 2005, Class C1(FRN)	6.006	8/22/2011	2,000,000	1,987,981
Bank One Issuance Trust
Ser. 2003-A3, Class A3 (FRN)	5.863	12/15/2010	1,500,000	1,499,531
Ser. 2003-A7, Class A7	3.350	3/15/2011	2,125,000	2,096,445
Ser. 2004-A1, Class A1	3.450	10/17/2011	2,000,000	1,961,250
Citibank Credit Card Issuance Trust
Ser. 2001-C1, Class C1 (FRN)	6.440	1/15/2010	2,000,000	2,004,735
Ser. 2003-A6, Class A6	2.900	5/17/2010	1,325,000	1,307,226
Ser. 2006-A5, Class A5	5.300	5/20/2011	3,000,000	3,022,529
Gracechurch Card Funding plc, Ser. 2, Class B (FRN) (United Kingdom)	6.203	10/15/2009	2,000,000	2,000,058
MBNA Credit Card Master Note Trust, Ser. 2006-A1, Class A1	4.900	7/15/2011	2,500,000	2,502,830
Providian Gateway Master Trust, Ser. 2004-FA, Class C, 144 A + †	4.050	11/15/2011	2,000,000	1,995,625
World Financial Network Credit Card Master Trust, Ser. 2003-A, Class C2 (FRN)	8.203	5/15/2012	2,000,000	2,016,992
				22,395,202
Home Equity Loans -- 18.9%
Chase Funding Mortgage Loan Asset-Backed Certificates
Ser. 2003-4, Class 2M1 (FRN)	5.731	3/25/2033	1,812,495	1,596,982
Ser. 2003-5, Class 2M1 (FRN)	5.731	5/25/2033	1,405,636	1,319,801
Countrywide Asset-Backed Certificates
Ser. 2005-13, Class MV1 (FRN)	5.571	4/25/2036	2,000,000	1,858,948
Ser. 2005-16, Class 4AV1 (FRN)	5.231	5/25/2036	473,820	473,279
Credit-Based Asset Servicing and Securitization Ser. 2001-CB4, Class 1A1 (FRN)	5.581	11/25/2033	2,085,157	2,063,367
FNMA, Ser. 2002-W2, Class AF5 (Step)	6.436	6/25/2032	1,333,065	1,328,539
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1 (VRN)	7.316	4/25/2032	1,991,450	2,007,793
Option One Mortgage Loan Trust, Series 2002-6, Class A2 (FRN)	5.931	11/25/2032	2,984,956	2,934,951
Residential Asset Mortgage Products, Inc.
Ser. 2003-RS4, Class AlIB (FRN)	5.791	5/25/2033	2,604,992	2,503,521
Ser. 2003-RS55, Class Al6 (VRN)	4.020	4/25/2033	1,738,825	1,650,604
Residential Asset Securities Corp., Ser. 2004-KS4, Class A283 (FRN)	5.511	5/25/2034	3,000,000	3,000,031
				20,737,816
Other ABS -- 3.3%
Aerco Limited, Series 2A, Class A4, 144A (FRN) (Isle of Jersey) + †	6.273	7/15/2025	1,699,200	1,614,240
Permanent Financing plc, Ser. 2, Class 4A, Reg. S (FRN) (United Kingdom) †	5.944	12/10/2009	2,000,000	2,001,446
				3,615,686

Total Asset-Backed Securities (Cost - $54,447,921)				53,869,345

Mortgage-Backed Securities -- 32.6%
Collateralized Mortgage Obligations (CMO) -- 28.4%
CMO Floater -- 8.4%
Bank of America Mortgage Securities, Ser. 2004-L, Class 1A1 (FRN)	4.217	1/25/2035	1,208,538	1,219,381
FHLMC
Ser. 1689, Class F (FRN)	6.400	3/15/2024	1,593,465	1,597,102
Ser. 1689, Class FG (FRN)	6.400	3/15/2024	751,776	761,831
FNMA, Ser. 2002-7, Class FC (FRN)	5.881	1/25/2032	1,654,949	1,678,598
Residential Asset Securitization Trust, Ser. 2006-A1, Class 1A6 (FRN)	5.631	4/25/2036	1,916,619	1,857,116
Washington Mutual, Ser. 2006-AR2, Class A1B (FRN)	5.923	4/25/2046	2,118,349	2,080,082
				9,194,110
Planned Amortization Class -- 9.4%
Citicorp Mortgage Securities, Inc., Ser. 2004-5, Class 1A29	4.750	8/25/2034	2,070,729	2,045,138
FHLMC, Ser. 2736, Class DB	3.300	11/15/2026	2,311,423	2,260,747
First Horizon Alternative Mortgage Securities, Ser. 2006-FA6,
Class 2A1	6.250	11/25/2036	1,568,184	1,585,563
FNMA
Ser. 1993-9, Class FB (FRN)	6.556	1/25/2023	2,039,061	2,104,446
Ser. 2003-6, Class JE	5.500	9/25/2028	1,194,027	1,195,873
Ser. 2005-57, Class CK	5.000	7/25/2035	1,155,025	1,150,627
				10,342,394
Sequential CMO -- 8.5%
Bear Stearns Alt-A Trust, Ser. 2004-9, Class 3A1 (VRN)	5.220	9/25/2034	1,593,419	1,590,671
Countrywide Alternative Loan Trust, Ser. 2005-85CB, Class 2A2	5.500	2/25/2036	1,897,688	1,901,914
FHLB, Series 00-0582, Class H	4.750	10/25/2010	2,016,304	1,994,891
Lehman Mortgage Trust, Ser. 2006-1, Class 1A3	5.500	2/25/2036	1,890,087	1,869,410
Residential Accreditation Loans, Inc., Ser. 2006-QS7, Class A1 (FRN)	6.000	6/25/2036	1,917,143	1,930,900
				9,287,786
Other CMO -- 2.1%
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2 (FRN)	4.350	6/25/2033	386,549	390,082
Bear Stearns Alt-A Trust, Ser. 2005-2, Class 2A5 (VRN)	4.635	4/25/2035	1,127,731	1,110,859
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1 (VRN)	5.044	1/25/2035	813,785	826,904
				2,327,845
				31,152,135
Mortgage Pass-Through Securities -- 4.2%
FNMA Pool # 725897 (FRN)	4.314	9/1/2034	1,181,735	1,165,585
FNMA Pool # 840667 (FRN)	5.144	10/1/2035	3,387,982	3,401,589
				4,567,174

Total Mortgage-Backed Securities (Cost - $35,831,925 )				35,719,309

U.S. Treasury Obligations -- 19.6%
U.S. Treasury Note	4.250	1/15/2011	10,600,000	10,665,423
U.S. Treasury Note #	4.875	5/31/2008	7,700,000	7,734,889
U.S. Treasury Note	4.875	6/30/2009	3,000,000	3,045,000
Total U.S. Treasury Obligations (Cost - $21,175,715)				21,445,312

Short-Term Securities -- 0.7%
Time Deposit -- 0.5%
State Street Bank Time Deposit	4.750	10/1/2007	599,000	599,000

U.S. Treasury Obligation -- 0.2%
U.S. Treasury Bill @ ‡	4.880	11/15/2007	200,000	199,118

Total Short-Term Securities (Cost - $797,986)				798,118

Total Investments (Cost - $112,253,547) -- 102.1%				111,832,084
Liabilities, Net of Other Assets -- (2.1%)				(2,326,183)
Net Assets -- 100.0%				$109,505,901

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2007 were as follows:

Unrealized	Unrealized
Appreciation	Depreciation	Net	Tax Cost
$540,190	$(961,653)	$(421,463)	$112,253,547

Reverse Repurchase Agreement – (2.6%)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Lehman Brothers, dated 9/26/2007,
to be repurchased on demand at face value,
plus accrued interest (Proceeds - $2,856,000)	4.550%	10/5/2007	$(2,856,000)	$(2,857,805)

Futures Contracts - 0.8%

		Notional	Unrealized
Number of Contracts	Futures Contract	Value	Appreciation
Futures Contracts Purchased
152	December 2007 2-Year U.S. Treasury Note	$31,471,125	$92,235

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
VRN	Variable Rate Note
Step	A zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
____________________

°	See securities valuation policy in Note 2 to the Financial Statements.
+	Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities were valued at $5,415,974 or 4.9% of net assets.
†	Illiquid security, total of which represents 6.7% of net assets.
Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. This security is valued at $2,001,446, or 1.8% of net assets.
#	Security, or a portion thereof, is held as collateral for open reverse repurchase agreement.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Worldwide Portfolio -- Schedule of Investments
September 30, 2007 (unaudited)

	Coupon	Maturity
Security Description	Rate	Date	Quantity	Value°
Corporate Obligations -- 31.6%
Aerospace/Defense -- 0.9%
BAE Systems Holdings Inc., 144A (United States)+	4.750%	8/15/2010	USD 60,000	$59,314
EADS Finance BV (EMTN) (Netherlands)	4.625	3/3/2010	EUR 75,000	106,176
				165,490
Building Materials & Construction -- 0.4%
CRH America Inc. (United States)	6.000	9/30/2016	USD 40,000	38,865
Bouyges (France)	5.875	5/15/2009	EUR 20,000	28,922
				67,787
Communications -- 0.1%
WPP Group PLC (United Kingdom)	6.000	6/18/2008	EUR 10,000	14,323

Diversified Holding Company -- 1.3%
Hutchison Whampoa International Ltd., 144A (Cayman Islands)+	6.500	2/13/2013	USD 225,000	233,647

Financial -- 21.8%
Banking --9.1%
Barclays Bank, 144A (VRN) (United Kingdom)+ ^ †	7.375	12/15/2011	USD 160,000	167,637
BB&T Corporation Subordinated Notes (United States)^	4.750	10/1/2012	USD 100,000	97,104
HBOS plc (EMTN) (United Kingdom)	5.500	7/27/2009	EUR 50,000	72,218
Mizuho Finance, Reg S (VRN) (Cayman Islands)	4.750	4/15/2014	EUR 165,000	232,516
RBS Capital Trust C (VRN) (United Kingdom)^	4.243	1/12/2016	EUR 40,000	49,840
RBS Capital Trust I (VRN) (United Kingdom)^	4.709	7/1/2013	USD 330,000	307,748
San Paolo IMI (EMTN) (Italy)	6.375	4/6/2010	EUR 130,000	191,905
Sumitomo Mitsui Banking (VRN) (Japan)	4.375	10/27/2014	EUR 90,000	125,520
UBS Preferred Funding Trust I (VRN) (United States)^	8.622	10/1/2010	USD 330,000	358,401
				1,602,889
Diversified Financial Services -- 10.2%
Bank of America (FRN) (United States)	5.459	8/2/2010	USD 500,000	498,038
Citigroup Inc. (FRN) (United States)	5.660	5/18/2010	USD 250,000	247,970
Citigroup Inc. (FRN) (United States)	5.600	5/18/2011	USD 300,000	299,415
Genworth Global Funding Trusts, Ser. 2007-C (United States)	5.250	5/15/2012	USD 120,000	119,349
Glencore Finance (EMTN) (Luxembourg)	5.250	10/11/2013	EUR 50,000	69,119
HSBC Finance Corp. (United States)	4.625	9/15/2010	USD 190,000	186,884
MBNA Europe Funding plc (EMTN) (United Kingdom)	4.500	1/23/2009	EUR 95,00	134,874
Merck-Finanz (Luxembourg)	3.750	12/7/2012	EUR 50,000	66,917
Rabobank Capital Fund II, 144A (VRN) (United States)+ ^ †	5.260	12/31/2013	USD 170,000	160,748
				1,783,314
Insurance -- 2.4%
ING Cap Funding Trust III (VRN) (United States)^	8.439	12/31/2010	USD 260,000	281,266
MetLife Inc. (United States)	6.125	12/1/2011	USD 130,000	134,689
				415,955
Real Estate -- 0.1%
Westfield Group - 144A (Australia)+ †	5.400	10/1/2012	USD 10,000	9,885
				3,812,043

Utilities -- 7.1%
Oil & Gas -- 0.8%
Petronas Capital Ltd., Reg S (Malaysia)†	6.375	5/22/2009	EUR 100,000	146,558

Pipelines -- 0.1%
Plains All American Pipeline, L.P. (United States)	6.125	1/15/2017	USD 10,000	10,009

Telecommunications -- 6.2%
AT&T Mobility LLC (United States)	6.500	12/15/2011	USD 280,000	292,294
Deutsche Telekom Integrated (Netherlands)	8.000	6/15/2010	USD 330,000	353,490
France Telecom (France)	7.750	3/1/2011	USD 170,000	182,737
SBC Communications (United States)	4.125	9/15/2009	USD 100,000	98,373
Telecom Italia Capital (EMTN) (Italy)	7.250	4/20/2011	EUR 35,000	53,159
Telecom Italia Capital (Italy)	4.875	10/1/2010	USD 110,000	108,757
				1,088,810
				1,245,377

Total Corporate Obligations (Cost - $5,397,441)				5,538,667

Mortgage-Backed Securities -- 31.9%
Commercial Mortgage-Backed Securities -- 8.6%
Banc of America Commercial Mortgage, Inc., Ser. 2006-2,
Class A4 (VRN) (United States)	5.930	5/10/2045	USD 130,000	132,499
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-PW11, Class A4 (VRN) (United States)	5.624	3/11/2039	USD 110,000	110,237
Ser. 2006-PW12, Class A4 (VRN) (United States)	5.895	9/11/2038	USD 180,000	183,324
Ser. 2006-PW13, Class A4 (United States)	5.540	9/11/2041	USD 120,000	120,052
Ser. 2006-T22, Class A4 (VRN) (United States)	5.632	4/12/2038	USD 100,000	100,676
Ser. 2006-T24, Class A4 (United States)	5.537	10/12/2041	USD 60,000	60,038
Greenwich Capital Mortgage Funding Corp.
Ser. 2006-GG7, Class A4 (VRN) (United States)	6.111	7/10/2038	USD 100,000	103,099
Ser. 2007-GG9, Class A4 (United States)	5.444	3/10/2039	USD 540,000	533,627
GS Mortgage Securities Corporation II, Ser. 2006-GG6,
Class A4 (VRN) (United States)	5.553	4/10/2038	USD 80,000	80,276
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3,
Class A4 (VRN) (United States)	5.661	3/15/2039	USD 90,000	90,924
				1,514,752
Mortgage Pass-Through Securities (MPTS) -- 23.3%
MPTS-FHLMC -- 5.2%
FHLMC - Gold Pools -- 1.7%
FHLMC Gold Pool # A49937 (United States)	7.000	6/1/2036	USD 165,498	170,888
FHLMC Gold Pool # G12379 (United States)	4.500	6/1/2021	USD 85,119	81,945
FHLMC Gold Pool # G02087 (United States)	5.500	2/1/2036	USD 43,801	42,942
				295,775
FHLMC - Pools -- 3.5%
FHLMC Pool # G00892 (United States)	5.000	2/1/2036	USD 642,158	613,561
				909,336
MPTS-FNMA -- 18.1%
FNMA Pool # 323979 (United States)	6.500	4/1/2029	USD 10,869	11,165
FNMA Pool # 745428 (United States) @	5.500	1/1/2036	USD 756,734	742,109
FNMA Pool # 852237 (FRN) (United States)	4.884	12/1/2035	USD 133,718	134,125
FNMA Pool # 881671 (FRN) (United States)	5.794	3/1/2036	USD 67,874	68,901
FNMA Pool # 888476 (United States) @	6.000	6/1/2022	USD 570,504	578,151

FNMA Pool # 894856 (United States)	6.000	9/1/2021	USD 277,373	281,090
FNMA Pool # 922227 (United States)	6.500	12/1/2036	USD 136,544	139,049
FNMA Pool # 922228 (United States)	6.500	12/1/2036	USD 182,378	185,725
FNMA Pool # 745886 (United States)	5.500	4/1/2036	USD 87,179	85,494
FNMA Pool # 888100 (United States)	5.500	9/1/2036	USD 725,372	711,948
FNMA Pool # 938944 (United States)	6.500	8/1/2037	USD 224,801	228,903
				3,166,660
				4,075,996
Total Mortgage-Backed Securities (Cost - $5,617,250)				5,590,748

Sovereign Obligations -- 39.1%
France -- 12.4%
France O.A.T.	4.000	4/25/2014	EUR 1,130,000	1,581,108
France O.A.T.	5.750	10/25/2032	EUR 330,000	543,446
France O.A.T.	4.000	4/25/2055	EUR 40,000	50,305
				2,174,859
Germany -- 1.4%
Bundesrepublik Deutschland, Ser. 99	3.750	1/4/2009	EUR 180,000	255,045

Japan -- 16.3%
Japanese Government Bond, Ser. 279	2.000	3/20/2016	JPY 135,000,000	1,218,932
Japanese Government Bond, Ser. 90	2.200	9/20/2026	JPY 28,000,000	245,019
Japanese Government Bond, Ser. 25	2.300	12/20/2036	JPY 3,000,000	25,459
Japanese Government Bond, Ser. 285	1.700	3/20/2017	JPY 3,000,000	26,214
Japanese Government Bond, Ser. 288	1.700	9/20/2017	JPY 35,000,000	304,953
Japanese Government Bond, Ser. 52	0.800	12/20/2010	JPY 120,000,000	1,034,842
				2,855,419
Mexico -- 1.1%
Mexican Fixed Rate Bonds, Ser. MI10	8.000	12/19/2013	MXN 14,500	133,879
Mexican Fixed Rate Bonds, Ser. M20	10.000	12/5/2024	MXN 5,000	54,524
				188,403
Netherlands -- 1.9%
Netherlands Government	7.500	1/15/2023	EUR 180,000	337,626

New Zealand -- 0.2%
New Zealand Government, Ser. 1111	6.000	11/15/2011	NZD 60,000	44,219

Poland -- 0.6%
Poland Government Bond, Ser. 1015	6.250	10/24/2015	PLN 260,000	101,370

Supranational -- 0.6%
European Investment Bank	5.500	12/7/2009	GBP 48,000	97,948

Sweden -- 0.9%
Swedish Government Bond, Ser. 1041	6.750	5/5/2014	SEK 870,000	153,207

United Kingdom -- 2.0%
U.K. Treasury Bond	4.250	6/7/2032	GBP 130,000	248,654
U.K. Treasury Bond	4.000	9/7/2016	GBP 50,000	94,542
				343,196
United States -- 1.7%
U.S. Treasury Inflation-Indexed Bond	2.375	1/15/2025	USD 130,399	131,551
U.S. Treasury Inflation-Indexed Bond	2.000	1/15/2026	USD 167,922	160,365
				291,916
Total Sovereign Obligations (Cost - $6,547,634)				6,843,208

Short-Term Security -- 1.5%
State Street Bank Time Deposit (United States)	4.750	10/1/2007	USD 265000	265,000
(Cost - $265,000)

Total Investments (Cost - $17,827,325) -- 104.1%				18,237,623
Liabilities, Net of Other Assets -- (4.1%)				(721,124)
Net Assets -- 100.0%				$17,516,499

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2007 were as follows:

Unrealized	Unrealized
Appreciation	Depreciation	Net	Tax Cost
$ -	$ (718,933)	$ (718,933)	$ 18,956,556

Reverse Repurchase Agreement – (6.2%)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Lehman Brothers, dated 9/28/2007,
to be repurchased on demand at face value,
plus accrued interest (Proceeds - $1,085,330)	5.350%	10/1/2007	$(1,085,330)	$(1,088,009)

Futures Contracts -- 0.0%*
			Unrealized
		Notional	Appreciation
Number of Contracts	Futures Contract	Value	(Depreciation)
Futures Contracts Purchased
9	December 2007 Euro BOBL	$1,378,234	$2,439
3	December 2007 Euro Schatz	440,980	272
2	December 2007 Long Gilts	435,748	(744)

Futures Contracts Sold
1	December 2007 Euro Bund	160,248	(571)
4	December 2007 2-Year U.S. Treasury Note	828,188	(1,635)
2	December 2007 5-Year U.S. Treasury Note	214,063	1,698
1	December 2007 10-Year U.S. Treasury Note	109,281	91
			$1,550

Forward Foreign Exchange Contracts -- 0.9%
					Unrealized
Value	Contract to				Appreciation/
Date	Receive		Deliver		(Depreciation)
11/28/07	AUD	1,120,000	USD	980,792	$8,029
11/28/07	CAD	2,301,111	USD	2,206,643	110,331
11/28/07	CHF	1,912,341	USD	1,608,923	34,928
11/28/07	DKK	3,756,739	USD	699,709	17,967
11/28/07	EUR	12,150,355	USD	16,703,149	597,220
11/28/07	GBP	4,449,077	USD	9,113,781	(60,998)
11/28/07	HUF	3,796,708	USD	20,000	1,418
11/28/07	JPY	1,893,931,031	USD	15,994,912	584,124
11/28/07	KRW	1,308,401,331	USD	1,432,816	51
11/28/07	MXN	1,983,730	USD	178,073	2,668
11/28/07	NOK	1,696,504	USD	296,903	15,831
11/28/07	NZD	998,200	USD	792,570	(42,316)
11/28/07	PLN	3,022,849	USD	1,113,799	27,445
11/28/07	SEK	6,595,289	USD	960,894	60,349
11/28/07	SGD	274,417	USD	183,802	1,827
11/28/07	ZAR	3,910,075	USD	563,736	(1,433)
11/28/07	USD	856,877	AUD	991,796	(18,756)
11/28/07	USD	1,806,808	CAD	1,894,813	(101,067)
11/28/07	USD	1,185,256	CHF	1,415,613	(31,606)
11/28/07	USD	543,345	DKK	2,925,504	(15,534)
11/28/07	USD	16,696,187	EUR	12,115,816	(555,003)
11/28/07	USD	8,387,886	GBP	4,100,841	43,679
11/28/07	USD	16,020,314	JPY	1,883,605,274	(468,333)
11/28/07	USD	1,119,772	KRW	1,029,212,400	(7,348)
11/28/07	USD	321,966	MXN	3,517,956	1,440
11/28/07	USD	266,732	NOK	1,539,821	(17,119)
11/28/07	USD	808,834	NZD	1,022,183	40,553
11/28/07	USD	1,143,907	PLN	3,110,834	(30,555)
11/28/07	USD	1,020,758	SEK	6,789,764	(30,598)
11/28/07	USD	156,360	SGD	235,178	(2,726)
11/28/07	USD	512,928	ZAR	3,582,738	(2,302)
11/28/07	EUR	50,000	DKK	372,275	75
					$162,241

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand
____________________

°	See securities valuation policy in Note 2 to the Financial Statements.
^	Perpetual bond. Maturity date shown is next call date.
+	Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities were valued at $631,231 or 3.6% of net assets. Of these securities, the Board of Directors has deemed securities valued at $338,270 or 1.9% of net assets, to be liquid.
†	Illiquid security, total of which represents 3.3% of net assets.
Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $379,074 or 2.2% of net assets.
@	Security, or a portion thereof, is held as collateral for open reverse repurchase agreement.
*	Rounds to less than 0.1% or (0.1%).

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
September 30, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Asset-Backed Securities (“ABS”) -- 20.0%
Credit Cards -- 14.6%
American Express Credit Account Master Trust, Series 2005-3,
Class A (FRN) (United States)	5.753%	1/18/2011	USD 500,000	$499,348
Arran, Ser. 2005-B, Class A2 (FRN) (Jersey)	4.519	12/15/2012	EUR 1,000,000	1,404,326
Chase Credit Card Master Note Trust, Series 1998-4
(United States)	5.000	8/15/2008	EUR 656,775	933,810
Citibank Credit Card Issuance Trust (United States)	5.375	4/11/2011	EUR 650,000	941,836
Citibank Credit Card Issuance Trust,
Series 2001-A1, Class A1 (FRN) (United States)	5.530	2/7/2010	USD 750,000	750,359
Series 2004-A2, Class A, Reg. S (FRN) (United States)	4.771	5/24/2013	EUR 700,000	987,610
MBNA Credit Card Master Note Trust,
Series 2004-A1 (United States)	4.500	1/17/2014	EUR 1,000,000	1,391,274
Series 2002-A2 Class A (United States)	5.600	7/17/2014	EUR 1,100,000	1,607,135
Sherwood Castle Funding plc, Ser. 2003-1, Class A,
Reg. S (FRN) (United Kingdom)	4.786	8/15/2010	EUR 750,000	1,064,677
				9,580,375
Home Equity Loans -- 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 2A1 (FRN) (United States)	5.631	5/25/2032	USD 50,437	49,100

Non-US Residential -- 4.8%
Delphinus BV, Ser. 2003-1, Class A2, Reg. S (FRN)
(Netherlands)	4.122	4/25/2093	EUR 1,000,000	1,401,188
Granite Master Issuer plc, Ser. 2005-1, Class A5,
Reg. S (FRN) (United Kingdom)	4.821	12/20/2054	EUR 500,000	707,343
RMAC plc.
Series 2004-NS3X, Class A2A, Reg. S (FRN) (United Kingdom)	7.113	12/12/2036	GBP 153,023	310,160
Series 2004-NSP4, Class A2, Reg. S (FRN) (United Kingdom)	7.093	12/12/2036	GBP 190,620	386,629
Southern Pacific Securities, Ser. 2005-1X, Class A2A,
Reg. S (FRN) (United Kingdom)	4.905	6/10/2043	EUR 239,417	338,596
				3,143,916
Other ABS -- 0.5%
Lombarda Lease Finance SRL, Ser. 2, Class A,
Reg. S (FRN) (Italy)	4.605	10/30/2015	EUR 155,082	220,278
Snowdonia Securities plc, Ser. 2006-1, Class A,
Reg. S (FRN) (United Kingdom)	6.384	12/21/2016	GBP 54,861	111,665
				331,943

Total Asset-Backed Securities (Cost - $11,699,552)				13,105,334

Corporate Obligations -- 12.0%
Automobile Manufacturing -- 0.4%
Daimler Chrysler NA (United States)	4.125	11/18/2009	EUR 180,000	252,087

Building Materials & Construction -- 0.2%
Bouyges (France)	5.875	5/15/2009	EUR 100,000	144,857

Communications -- 0.1%
WPP Group PLC (United Kingdom)	6.000	6/18/2008	EUR 50,000	71,617

Diversified Holding Company -- 0.4%
EADS Finance BV (EMTN) (Netherlands)	4.625	3/3/2010	EUR 180,000	254,822

Financial -- 6.0%
Banking -- 5.6%
Bank of Scotland (EMTN) (United Kingdom)	5.500	7/27/2009	EUR 360,000	519,973
Bank of Scotland (EMTN) (United Kingdom)	5.500	10/29/2012	EUR 350,000	507,878
Clerical Medical Finance plc (VRN) (United Kingdom) ^	4.250	42179.000	EUR 290,000	365,737
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125	11/12/2012	EUR 320,000	456,648
RBS Capital Trust A (VRN) (United Kingdom) ^	6.467	41090.000	EUR 180,000	263,108
RBS Capital Trust C (VRN) (United Kingdom) ^	4.243	42381.000	EUR 160,000	199,360
Saecure BV, Ser. A2 (VRN) (Netherlands)	5.710	11/25/2007	EUR 500,000	711,406
San Paolo IMI (EMTN) (Italy)	6.375	4/6/2010	EUR 280,000	413,333
Skandinaviska Enskilda (EMTN) (VRN) (Sweden)	4.125	5/28/2015	EUR 170,000	237,139
				3,674,582
Diversified Financial Services -- 0.4%
Merck-Finanz (Luxembourg)	3.750	12/7/2012	EUR 190,000	254,285
				3,928,867

Pharmaceuticals -- 0.3%
Bristol-Myers Squibb (United States)	4.375	11/15/2016	EUR 170,000	224,170

Utilities -- 4.6%
Electric -- 0.8%
E.ON International Finance BV (EMTN) (Netherlands)	5.750	5/29/2009	EUR 350,000	506,418

Oil & Gas -- 0.6%
Dong Energy A/S (EMTN) (Denmark)	4.625	6/21/2011	EUR 100,000	141,311
Gaz Capital (Gazprom), Reg. S (Russian Federation) †	5.030	2/25/2014	EUR 190,000	255,735
				397,046
Telecommunications -- 1.7%
France Telecom (France)	7.000	12/23/2009	EUR 180,000	267,684
SES Global SA (EMTN) (Luxembourg)	4.000	3/15/2011	EUR 180,000	249,415
Telecom Italia Capital (EMTN) (Italy)	7.250	4/20/2011	EUR 170,000	258,199
Telecom Italia Capital (EMTN) (Italy)	6.575	7/30/2009	EUR 240,000	351,419
				1,126,717
Water -- 1.5%
United Utility Water plc (EMTN) (United Kingdom)	4.875	3/18/2009	EUR 340,000	485,465
Veolia Environnement (EMTN) (France)	5.875	6/27/2008	EUR 340,000	486,827
				972,292
				3,002,473

Total Corporate Obligations (Cost - $6,818,868)				7,878,893

Mortgage-Backed Securities -- 13.4%
Collateralized Mortgage Obligation -- 3.0%
Arena BV, Ser. 2003-I, Class A2, Reg. S (FRN) (Netherlands)	4.300	5/19/2055	EUR 1,000,000	1,391,039
Residential Accreditation Loans, Inc., Ser. 2004-QS10,
Class A3, Reg. S (FRN) (United States)	5.631	7/25/2034	USD 597,803	595,631
				1,986,670
Commercial Mortgage-Backed Securities -- 6.7%
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-PW12, Class A4 (VRN) (United States)	5.895	9/11/2038	USD 680,000	692,559

Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-PW13, Class A4 (United States)	5.540	9/11/2041	USD 930,000	930,404
Ser. 2006-T22, Class A4 (VRN) (United States)	5.632	4/12/2038	USD 300,000	302,029
Ser. 2006-T24, Class A4 (United States)	5.537	10/12/2041	USD 230,000	230,144
Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 2006-CD3, Class A5 (United States)	5.617	10/15/2048	USD 600,000	602,809
Greenwich Capital Mortgage Funding Corp.,
Ser. 2007-GG9, Class A4 (United States)	5.444	3/10/2039	USD 490,000	484,217
GS Mortgage Securities Corporation II, Ser. 2006-GG6,
Class A4 (VRN) (United States)	5.553	4/10/2038	USD 380,000	381,313
GS Mortgage Securities Corporation II, Ser. 2006-GG8,
Class A4 (United States)	5.560	11/10/2039	USD 180,000	180,135
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6,
Class A4 (United States)	5.372	9/15/2039	USD 560,000	553,508
				4,357,118
Mortgage Pass-Through Securities (MPTS) -- 3.7%
FNMA Pool #888476	6.000	6/1/2022	USD 2,377,101	2,408,963

Total Mortgage-Backed Securities (Cost - $8,525,508)				8,752,751

Sovereign Obligations -- 52.1%
Canada -- 2.7%
Canadian Government Bond	4.500	6/1/2015	CAD 1,530,000	1,557,422
Canadian Government Bond	4.000	6/1/2016	CAD 230,000	225,880
				1,783,302
France -- 2.6%
France O.A.T.	4.000	4/25/2055	EUR 140,000	176,067
France O.A.T.	5.000	10/25/2016	EUR 900,000	1,336,380
France O.A.T.	5.000	4/25/2012	EUR 110,000	161,383
				1,673,830
Germany -- 4.3%
Bundesschatzanweisungen	2.750	12/14/2007	EUR 2,000,000	2,836,677

Italy -- 1.1%
Buoni Poliennali del Tesoro	5.750	2/1/2033	EUR 470,000	750,618

Japan -- 23.9%
Japanese Government Bond, Ser. 25	2.300	12/20/2036	JPY 91,000,000	772,265
Japanese Government Bond, Ser. 90	2.200	9/20/2026	JPY 80,000,000	700,055
Japanese Government Bond, Ser. 264	1.500	9/20/2014	JPY 193,000,000	1,691,748
Japanese Government Bond, Ser. 279	2.000	3/20/2016	JPY 367,000,000	3,313,677
Japanese Government Bond, Ser. 52	0.800	12/20/2010	JPY 870,000,000	7,502,605
Japanese Government Bond, Ser. 288	1.700	9/20/2017	JPY 191,000,000	1,664,170
				15,644,520
Mexico -- 1.1%
Mexican Fixed Rate Bonds, Ser. M	9.000	12/22/2011	MXN 12,000	114,956
Mexican Fixed Rate Bonds, Ser. M20	10.000	12/5/2024	MXN 50,000	545,239
Mexican Fixed Rate Bonds, Ser. MI10	8.000	12/19/2013	MXN 6,000	55,398
				715,593
New Zealand -- 3.3%
New Zealand Government, Ser. 709	7.000	7/15/2009	NZD 2,850,000	2,154,761

Poland -- 0.4%
Poland Government Bond, Ser. 1015	6.250	10/24/2015	PLN 640,000	249,527

Sweden -- 7.1%
Swedish Government Bond, Ser. 1043	5.000	1/28/2009	SEK 29,650,000	4,642,946

United Kingdom -- 4.7%
U.K. Treasury Bond	4.750	12/7/2038	GBP 200,000	418,023
U.K. Treasury Bond	4.250	12/7/2055	GBP 570,000	1,119,193
U.K. Treasury Note	6.250	11/25/2010	GBP 600,000	1,266,295
U.K. Treasury Note	5.000	3/7/2012	GBP 150,000	305,664
				3,109,175
United States -- 0.9%
U.S. Treasury Inflation-Indexed Bond	2.375	1/15/2025	USD 244,223	246,379
U.S. Treasury Inflation-Indexed Bond	2.000	1/15/2026	USD 346,338	330,753
				577,132

Total Sovereign Obligations (Cost - $32,858,348)				34,138,081

Short Term Security -- 0.3%
State Street Bank Time Deposit (United States)
(Cost - $185,000)	4.750	10/1/2007	USD 185,000	185,000

Total Investments (Cost - $60,087,276) -- 97.8%				64,060,059
Other Assets, Net of Liabilities -- 2.2%				1,462,728
Net Assets -- 100.0%				$65,522,787

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2007 were as follows:

Unrealized	Unrealized
Appreciation	Depreciation	Net	Tax Cost
$ 3,824,253	$ (103,059)	$ 3,721,194	$ 60,338,865

Futures Contracts -- (0.1%)
			Unrealized
		Notional	Appreciation
Number of Contracts	Futures Contract	Value	(Depreciation)
Futures Contracts Purchased
16	December 2007 Euro BOBL	$2,450,194	$(4,412)
45	December 2007 Euro Bund	7,211,154	(34,339)
20	December 2007 Euro BUXL	2,579,780	(22,517)
39	December 2007 Euro Schatz	5,732,744	505
9	December 2007 Long Gilts	1,960,868	(7,090)
2	December 2007 10-Year Japanese Government Bond	2,346,477	(9,802)

Futures Contracts Sold
7	December 2007 U.S. Long Bond	779,406	1,382
9	December 2007 2-Year U.S. Treasury Note	1,863,422	(4,022)
16	December 2007 5-Year U.S. Treasury Note	1,712,500	14,349
19	December 2007 10-Year U.S. Treasury Note	2,076,344	(586)
			$(66,532)

Forward Foreign Exchange Contracts -- 1.0%
					Unrealized
Value	Contract to				Appreciation/
Date	Receive		Deliver		(Depreciation)
11/28/07	AUD	944,576	USD	824,262	$9,682
11/28/07	CAD	1,195,741	USD	1,145,173	58,810
11/28/07	CHF	2,249,201	USD	1,909,967	23,448
11/28/07	DKK	5,241,828	USD	976,314	25,070
11/28/07	EUR	10,347,350	USD	14,362,807	370,342
11/28/07	GBP	1,208,003	USD	2,479,027	(21,036)
11/28/07	JPY	1,980,167,503	USD	16,681,668	652,262
11/28/07	KRW	2,497,301,942	USD	2,734,750	115
11/28/07	MXN	554,425	USD	51,144	(629)
11/28/07	NOK	1,740,856	USD	304,665	16,245
11/28/07	NZD	19,968	USD	15,855	(847)
11/28/07	PLN	1,632,180	USD	601,393	14,819
11/28/07	SEK	28,042	USD	4,245	97
11/28/07	SGD	340,495	USD	228,061	2,267
11/28/07	ZAR	2,947,595	USD	424,970	(1,080)
11/28/07	USD	241,890	AUD	290,000	(14,144)
11/28/07	USD	284,344	CAD	301,347	(19,081)
11/28/07	USD	313,540	CHF	375,020	(8,828)
11/28/07	USD	350,361	DKK	1,881,091	(8,997)
11/28/07	USD	6,754,777	EUR	4,880,226	(193,968)
11/28/07	USD	629,423	GBP	306,820	5,120
11/28/07	USD	13,631,905	JPY	1,587,374,482	(263,606)
11/28/07	USD	1,084,743	KRW	996,077,700	(6,090)
11/28/07	USD	542,605	MXN	5,882,106	6,678
11/28/07	USD	144,189	NOK	845,111	(11,599)
11/28/07	USD	2,229,627	NZD	2,808,094	119,040
11/28/07	USD	405,852	PLN	1,101,482	(10,001)
11/28/07	USD	3,983,336	SEK	26,322,123	(92,494)
11/28/07	EUR	100,000	DKK	744,550	149
					$651,744

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand
____________________

°	See securities valuation policy in Note 2 to the Financial Statements.
^	Perpetual bond. Maturity date shown is next call date.
Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $5,718,264, or 8.9% of net assets.
†	Illiquid security, total of which represents 0.4% of net assets.

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio – Schedule of Investments
September 30, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
U.S. Treasury Inflation-Indexed Securities -- 98.4%
U.S. Treasury Inflation-Indexed Bonds -- 33.1%
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	$11,161,308	$11,259,840
U.S. Treasury Inflation-Indexed Bond	2.000	1/15/2026	18,125,038	17,309,411
				28,569,251
U.S. Treasury Inflation-Indexed Notes -- 65.3%

U.S. Treasury Inflation-Indexed Note	0.875	4/15/2010	12,974,690	12,543,891
U.S. Treasury Inflation-Indexed Note	1.875	7/15/2013	15,900,923	15,647,494
U.S. Treasury Inflation-Indexed Note	2.000	7/15/2014	5,768,518	5,690,550
U.S. Treasury Inflation-Indexed Note	1.875	7/15/2015	23,111,525	22,499,439
				56,381,374

Total U.S. Treasury Inflation-Indexed Securities (Cost - $84,011,140)				84,950,625

Short-Term Securities -- 1.2%
Time Deposits -- 1.1%
Societe Generale Time Deposit	4.860	10/1/2007	500,000	499,859
State Street Bank Time Deposit	4.750	10/1/2007	438,000	438,000
				937,859
U.S. Treasury Obligation -- 0.1%
U.S. Treasury Bill @ ‡	4.739	11/15/2007	100,000	99,489

Total Short-Term Securities (Cost - $1,037,261)				1,037,348

Total Investments (Cost - $85,048,401) -- 99.6%				85,987,973
Other Assets, Net of Liabilities -- 0.4%				348,751
Net Assets -- 100.0%				$86,336,724

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2007 were as follows:

Unrealized	Unrealized
Appreciation	Depreciation	Net	Tax Cost
$ 121,563	$ -	$ 121,563	$ 85,866,410

Future Contracts - 0.0%*
		Notional	Unrealized
Number of Contracts	Futures Contract	Value	Appreciation
Futures Contracts Purchased
14	December 2007 5-Year U.S. Treasury Note	$1,498,438	$3,682

Futures Contracts Sold
49	December 2007 U.S. Long Bond	5,455,844	11,368
			$15,050
____________________

°	See securities valuation policy in Note 2 to the Financial Statements.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio – Schedule of Investments
September 30, 2007 (unaudited)

	Coupon	Maturity
Security Description	Rate	Date	Quantity	Value°
Sovereign Index-Linked Obligations -- 97.7%
Canada -- 2.3%
Canadian Inflation-Linked Government Real Return Bond	3.000%	12/1/2036	CAD 217,474	$263,280

France -- 27.9%
France Inflation-Linked Treasury Note (BTNS)	1.250	7/25/2010	EUR 489,914	684,434
France O.A.T. Index-Linked Bond	1.600	7/25/2015	EUR 414,305	568,452
France O.A.T. Index-Linked Bond	3.000	7/25/2012	EUR 392,095	583,463
France O.A.T. Index-Linked Bond	3.150	7/25/2032	EUR 565,686	940,418
France O.A.T. Index-Linked Bond	2.250	7/25/2020	EUR 162,617	232,151
France O.A.T.I. Inflation-Linked Bond	3.400	7/25/2029	EUR 91,157	152,567
				3,161,485
Japan -- 5.0%
Japanese Government CPI Linked Bond, Ser. 2	1.100	6/10/2014	JPY 19,114,000	166,270
Japanese Government CPI Linked Bond, Ser. 8	1.000	6/10/2016	JPY 46,184,000	393,597
				559,867
Sweden -- 2.1%
Swedish Government Index-Linked, Ser. 3101	4.000	12/1/2008	SEK 1,240,000	233,511

United Kingdom -- 23.6%
U.K. Index-Linked Treasury Stock	4.125	7/22/2030	GBP 20,000	95,534
U.K. Index-Linked Treasury Stock	2.500	8/23/2011	GBP 140,000	796,710
U.K. Index-Linked Treasury Stock	2.000	1/26/2035	GBP 60,000	173,351
U.K. Index-Linked Treasury Stock	1.125	11/22/2037	GBP 50,984	105,553
U.K. Index-Linked Treasury Stock	1.250	11/22/2055	GBP 107,294	252,556
U.K. Index-Linked Treasury Stock	4.000	9/7/2016	GPB 420,000	794,155
U.K. Index-Linked Treasury Stock	5.250	6/7/2012	GBP 220,000	452,125
				2,669,984
United States -- 36.8%
U.S. Treasury Inflation-Indexed Bond	2.375	1/15/2025	USD 1,916,209	1,933,124
U.S. Treasury Inflation-Indexed Bond	2.375	1/15/2027	USD 103,292	104,551
U.S. Treasury Inflation-Indexed Note	3.625	1/15/2008	USD 38,681	38,633
U.S. Treasury Inflation-Indexed Note	0.875	4/15/2010	USD 714,708	690,977
U.S. Treasury Inflation-Indexed Note	1.875	7/15/2013	USD 555,738	546,881
U.S. Treasury Inflation-Indexed Note	1.875	7/15/2015	USD 878,154	854,897
				4,169,063

Total Sovereign Index-Linked Obligations (Cost - $10,641,484)				11,057,190

Sovereign Obligations -- 1.2%
Australia -- 1.2%
Australian Government Bond, Ser. 217 (Cost - $133,115)	6.000	2/15/2017	AUD 160,000	139,984

Short-Term Security -- 0.7%
State Street Bank Time Deposit (United States) (Cost - $76,000)	4.750	10/1/2007	USD 76,000	76,000

Total Investments (Cost - $10,850,599) -- 99.6%				11,273,174
Other Assets, Net of Liabilities -- 0.4%				44,791
Net Assets -- 100.0%				$11,317,965

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2007 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$ 378,956	$ (4,550)	$ 374,406	$ 10,898,768

Futures Contracts -- 0.0%*
			Unrealized
		Notional	Appreciation
Number of Contracts	Futures Contract	Value	(Depreciation)
Futures Contracts Purchased
2	December 2007 Long Gilts	$435,748	$(744)
5	December 2007 5-Year U.S. Treasury Note	535,156	(434)

Futures Contracts Sold
6	December 2007 U.S. Long Bond	668,063	9,923
			$8,745

Forward Foreign Exchange Contracts -- (2.1%)
					Unrealized
Value	Contract to				Appreciation/
Date	Receive		Deliver		(Depreciation)
11/28/07	AUD	130,000	USD	111,544	$3,230
11/28/07	CAD	246,977	USD	234,902	13,778
11/28/07	CHF	56,246	USD	302,537	3,692
11/28/07	EUR	1,987,594	USD	2,714,216	115,834
11/28/07	GBP	1,169,629	USD	2,359,928	19,980
11/28/07	JPY	52,019,695	USD	444,731	10,637
11/28/07	KRW	81,300,000	USD	88,523	511
11/28/07	MXN	94,458	USD	8,554	52
11/28/07	NOK	383,112	USD	66,675	3,948
11/28/07	NZD	205,107	USD	151,779	2,381
11/28/07	PLN	4,409,376	USD	1,609,849	54,863
11/28/07	SEK	49,235	USD	7,276	348
11/28/07	SGD	14,350	USD	9,505	202
11/28/07	USD	253,550	AUD	301,160	(12,336)
11/28/07	USD	499,503	CAD	525,260	(29,378)
11/28/07	USD	71,347	CHF	85,394	(2,058)
11/28/07	USD	5,797,890	EUR	4,256,898	(263,324)
11/28/07	USD	4,896,249	GBP	2,438,136	(64,762)
11/28/07	USD	1,094,744	JPY	127,835,093	(24,295)
11/28/07	USD	40,000	KRW	37,339,400	(891)
11/28/07	USD	60,000	NOK	352,635	(5,005)
11/28/07	USD	153,628	NZD	207,606	(2,410)
11/28/07	USD	1,604,700	PLN	4,395,274	(54,688)
11/28/07	USD	239,590	SEK	1,621,303	(11,460)
11/28/07	EUR	40,000	GBP	27,078	1,857
					$(239,294)

Summary of Abbreviations
AUD	Australian Dollar
BTNS	Bons du Tresor a taux fixe et a interets annuels (French fixed-rate Treasury notes)
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
EUR	European Monetary Unit (Euro)
GBP	Great British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
____________________

°	See securities valuation policy in Note 2 to the Financial Statements.
*	Rounds to less than 0.1%

FFTW Funds, Inc.

Schedule of Investments
September 30, 2007 (Unaudited)

Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has sixteen Portfolios (the “Portfolios”), six of which were active as of September 30, 2007. This report contains the schedules of investments for these six active Portfolios only. The six active Portfolios are: U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); Worldwide Portfolio ("Worldwide"); International Portfolio ("International"); U.S. Inflation-Indexed Portfolio (“U.S. Inflation-Indexed”); and Global Inflation-Indexed Hedged Portfolio (“Global Inflation-Indexed Hedged”).

Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by Fischer Francis Trees & Watts, Inc. (the "Adviser") to reflect the market value of such securities, subject to the oversight of the Board of Directors of the Fund. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest, which approximate market value. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Directors, or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued at fair value as determined in good faith under the direction of the Board of Directors by the Fund’s valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Securities with maturities of less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At September 30, 2007, the Portfolios placed U.S. Treasury bills or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio’s custodian with respect to their financial futures contracts as follows:

September 30, 2007
Portfolio	Collateral Value
Limited Duration	$ 199,118
Worldwide	1,628,931
International	931,173
U.S. Inflation-Indexed	99,489
Global Inflation-Indexed Hedged	42,527

Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio’s Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty’s creditworthiness.

During the nine months ended September 30, 2007, U.S. Short-Term and Limited Duration entered into reverse repurchase agreements. The following table summarized the interest expenses associated with reverse repurchase agreements, the average amount of repurchase agreements outstanding, and the average interest rate for each Portfolio for the time period in which the Portfolio invested in reverse repurchase agreements.

	Interest	Average	Average
Portfolio	Expense	Balance	Rate
U.S. Short-Term	$315,876	$6,979,727	5.26%
Limited Duration	79,311	2,155,190	5.05%
Worldwide	12,464	489,233	5.09%

Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At September 30, 2007, the following fund had an outstanding swap contract with Deutsche Bank with the following terms:

U.S. Short-Term Portfolio

Notional	Termination	Payment	Payment Received by	Unrealized
Amount	Date	Made by the	the Portfolio	Depreciation
		Portfolio
$1,000,000	05/25/2046	1.33%	ABX 06-2 BBB Index	$ (594,100)

Investments in Affiliates

Affiliated issuer, as defined by the 1940 Act, of a Portfolio is one that directly or indirectly, through one or more intermediaries, controls, or is controlled by, or is under common control with such Portfolio. A summary of Worldwide’s investments in affiliates, for the nine months ended September 30, 2007, is noted below:

	Value,			Value,		Realized
	Beginning		Sales	End of	Dividend	Gain
Portfolio	of Year	Purchases	Proceeds	Year	Income	Distributions
Mortgage-Backed	$ 8,930,926	$ 142,975	$ 9,035,226	-	$ 142,975	-

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Philippe Lespinard
Philippe Lespinard, President and Principal Executive Officer

Date	11/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philippe Lespinard
Philippe Lespinard, President and Chief Executive Officer

Date	11/29/2007

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer

Date	11/29/2007